Partners' Capital and Distributions Subsequent Distributions (Details) (USD $)	3 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009
Subsequent Distributions [Abstract]
Dividends Payable, Date of Record	Aug. 05, 2013	May 06, 2013	Feb. 07, 2013
Distribution date	Aug. 14, 2013	May 13, 2013	Feb. 14, 2013	Nov. 14, 2012	Aug. 14, 2012	May 14, 2012	Feb. 13, 2012	Nov. 14, 2011	Aug. 12, 2011	May 13, 2011	Feb. 14, 2011
Distributions per unit	$ 0.465	$ 0.46	$ 0.46	$ 0.460	$ 0.460	$ 0.460	$ 0.460	$ 0.455	$ 0.450	$ 0.445	$ 0.445